Annual Fund Operating Expenses - VY Columbia Small Cap Value II Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.51%
Waivers and Reimbursements	(0.09%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.42%
Class I
Operating Expenses:
Management Fees	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.01%
Waivers and Reimbursements	(0.09%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%
Class R6
Operating Expenses:
Management Fees	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.91%
Waivers and Reimbursements	(0.03%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.88%
Class S
Operating Expenses:
Management Fees	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.26%
Waivers and Reimbursements	(0.09%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.17%
Class S2
Operating Expenses:
Management Fees	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.41%
Waivers and Reimbursements	(0.09%)	[1]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.32%

[1]	The adviser is contractually obligated to limit expenses to 1.45%, 0.95%, 0.95%, 1.20%, and 1.35% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.027% of the management fee through May 1, 2022. Termination or modification of these obligations requires approval by the Portfolio’s board.